Financial Instruments Risk (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments Risk [Abstract]
Summary of Fair Value of Financial Instruments that are not Measured at Fair Value (But Fair Value Disclosures are Required)

			Fair value measurement using
Financial instruments	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets for which fair values are disclosed
Fixed term deposit	December 31, 2021	53	—	53	—
Accounts receivables	December 31, 2021	1,196	—	1,196	—
Other receivables (guarantee deposits)	December 31, 2021	135	—	135	—
Liabilities measured at fair value
Notes debt - Embedded derivative	December 31, 2021	117,622	—	—	117,622
Series X Preferred Shares - Embedded derivative	December 31, 2021	188	—	—	188
Cantor Loan - Embedded derivative	December 31, 2021	579	—	—	579
Liabilities for which fair values are disclosed
Notes debt	December 31, 2021	61,856	—	61,856	—
Promissory notes	December 31, 2021	40,925	—	40,925	—
Series X Preferred Shares	December 31, 2021	20,465	—	20,465	—
Cantor Loan	December 31, 2021	6,943	—	6,943	—
Trade, accruals and other payables	December 31, 2021	27,866	—	27,866	—
Assets measured at fair value
Cash equivalents - Money market funds	December 31, 2020	1,088	1,088	—	—
Assets for which fair values are disclosed
Fixed term deposit	December 31, 2020	56	—	56	—
Accounts receivables	December 31, 2020	4	—	4	—
Other receivables (guarantee deposits)	December 31, 2020	130	—	130	—
Liabilities measured at fair value
Notes debt - Embedded derivative	December 31, 2020	96,096	—	—	96,096
Liabilities for which fair values are disclosed
Notes debt	December 31, 2020	55,280	—	55,280	—
Trade and other payables	December 31, 2020	7,478	—	7,478	—

Summary of Financial Instruments Risk

	Year Ending December 31, 2021		Year Ending December 31, 2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets measured at amortized cost
Other receivables	$156	$135	$157	$130

Total	$156	$135	$157	$130

Financial liabilities measured at amortized cost
Notes debt	$61,456	$61,856	$62,784	$55,280
Promissory notes	38,095	40,925	—	—
Series X Preferred Shares	21,183	20,465	—	—
Cantor Loan	7,066	6,943	—	—
Trade, accruals and other payables	28,047	27,866	7,981	7,478

Total	$155,847	$158,055	$70,765	$62,758

Summary Of Reconciliation Of Level 3 Fair Value Measurements Of Financial Instruments
Reconciliation of Level 3 fair value measurements of financial instruments

Fair value - embedded derivative liability (2)
At January 1, 2020	$7,139

Remeasurement loss (1)	84,224
Issues	4,733

At December 31, 2020	$96,096

Remeasurement (gain) - Series X (1)	(1,328)
Remeasurement loss - Notes debt (1)	43,428
Remeasurement loss - Cantor Loan (1)	2
Issues - Series X	1,516
Settlements – Notes debt	(21,902)
Issues - Cantor Loan	577

At December 31, 2021	$118,389

(1)	Recognized in the Statement of Profit or Loss and Comprehensive Loss as of December 31, 2021 and 2020, respectively.
(2)	Includes Notes debt, Series X and Cantor Loan.

Summary of the Group's Exposure to Currency Risk from Foreign Currency Denominated Financial Assets and Financial Liabilities
The Group’s exposure to currency risk from foreign currency denominated financial assets and financial liabilities as of December 31, 2021 and 2020 are as follows:

	Financial Assets (1)		Financial Liabilities (1)
	Year Ending December 31,		Year Ending December 31,
	2021	2020	2021	2020
Argentine Peso	438	353	(54)	(28)
Euro	143	155	(369)	(694)
Renminbi	130	310	(13)	(28)

(1)	Amounts reflect the December 31, 2021 and 2020 spot rates, respectively

Summary of the Maturity Profile of The Group's Financial Liabilities based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Financial Liability	Carrying amount	Total undiscounted payments	Less than 3 months	3 to 12 months	1 to 2 years	More than 2 years
2021
Trade and other payables	$8,850	$8,850	$5,193	$1,458	$2,200	$—
Notes debt	61,456	65,073	65,073	—	—	—
Promissory note	38,095	41,896	41,896	—	—	—
Cantor Loan	7,066	7,558	7,558	—	—	—
Series X	21,183	21,427	21,427	—	—	—
Accrued expenses and other liabilities (1)	19,197	19,197	18,269	576	65	287
Lease liabilities	2,799	2,944	305	661	1,593	384

Total	$158,646	$166,945	$159,721	$2,695	$3,858	$671

2020
Trade and other payables	$7,555	$7,555	$606	$2,252	$1,244	$3,453
Notes debt	62,784	72,160	—	55,607	16,553	—
Accrued expenses and other liabilities (1)	462	462	426	—	—	36
Lease liabilities	1,398	1,485	103	293	224	864

Total	$72,199	$81,662	$1,135	$58,152	$18,021	$4,353

(1)	Excludes payroll, employee benefits and other taxes payable